Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of other receivables - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	December 31, 2023
Fujian Tantan Technology Co, Ltd (“FJ Tantan”)*	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY.	Interest free, due on June 15, 2025	$109,621	$111,259
Fuzhou Jinhui Environmental service Co, Ltd (“FZ Jinhui”)	Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY.	Interest free, due on August 31, 2023 (extended to August 31, 2024)	—	4,459
Yueyu Qi*	Spouse of Wang who is a supervisor of Huzhou CDT	Interest free, due on December 31, 2025	$13,911	$—
Total			$123,532	$115,718

*	As of the date of the issuance of these consolidated financial statements, these receivables have been repaid by the related parties.

Schedule of other payables – related parties

Name of Related Party	Relationship	Nature	December 31, 2024	December 31, 2023
Wanqiang Lin	Director of Ultra HK	Advance payment for operational expenses of the Company pending for reimbursement	$256,863	$270,806

Schedule of Short-term loans - related parties

Name of Related Party	Relationship	Nature	December 31, 2024	December 31, 2023

Beijing Minhongyun Energy Supply Co. Ltd.	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity	Interest-free loans due on November 30, 2025	$1,048,912	$1,064,566
Shenzhen Li Yaxin Industrial Co., Ltd	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity	Interest-free loans due on December 10, 2025	97,379	96,009
Yunwu Li	Chairman of CDT Environmental Technology Co., Ltd.	Interest-free loans due on October 31, 2025	846,854	3,446,578
Jianzhong Zhao	Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.	Interest-free loans due on December 31, 2025	237,868	299,772
Jianshan Ma	Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.	Interest-free loans due on December 31, 2025	95,264	117,279
Yan Wang	Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.	Interest-free loans due on February 28, 2025, extended to February 28, 2026	157,978	160,052
Zhaozhao Xu	General project manager of Shenzhen CDT Environmental Technology Co., Ltd.	Interest-free loans, due on December 31, 2024	—	32,473
Yaoyu Zhou	Spouse of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.	Interest-free loans, due on November 2, 2024	—	155,308
Xushaozhao	Project manager of Shenzhen CDT Environmental Technology Co., Ltd	Interest-free loans due on demand	310,639	—
Guangxi Jingxingming Eletrical Ltd	The legal representative of this entity is also the legal representative of Guangxi CWT Environmental Technology Co., Ltd.	Interest-free loans, due on August 22, 2024	—	14,119
Total			$2,794,894	$5,386,156